Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for reinsurance balances
Valuation and Qualifying Accounts
Balance at beginning of period	$ 5.7	$ 5.8	$ 5.8
Charged to costs and expenses	0.0	0.0	0.0
Charged to other accounts	0.0	(0.1)	0.0
Deductions described	0.0	0.0	0.0
Balance at the end of period	5.7	5.7	5.8
Allowance for uncollectible accounts
Valuation and Qualifying Accounts
Balance at beginning of period	4.3	4.6	5.3
Charged to costs and expenses	(0.1)	0.0	(0.5)
Charged to other accounts	0.0	(0.2)	(0.5)
Deductions described	0.0	(0.1)	(0.3)
Balance at the end of period	$ 4.2	$ 4.3	$ 4.6